Provision for judicial liabilities - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Fibria
Disclosure of other provisions [line items]
Fair Value Adjustment Of Probable Contingencies	R$ 2,106,933	R$ 2,135,869
Total
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	11,137,276	15,074,276
Taxes and social security (1)
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	9,942,885	9,837,082
Labor
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	177,780	171,480
Civil and environmental (1) (2)
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	R$ 1,016,611	R$ 5,065,714